Label	Element	Value
Class S Prospectus | VanEck VIP Global Resources Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck VIP Global Resources Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VanEck VIP Global Resources Fund seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/or expense reimbursements, if any, for the periods indicated above under “Annual Fund Operating Expenses”. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its net assets in securities of global resource companies and instruments that derive their value from "global resources". Global resources include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A global resource company is a company that derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to global resources. The Fund concentrates its investments in the securities of global resource companies and instruments that derive their value from global resources.
The Fund may invest without limitation in any one global resources sector and is not required to invest any portion of its assets in any one global resources sector. The Fund may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Fund may invest in securities of companies of any capitalization range. Utilizing qualitative and quantitative measures, the Fund’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Fund’s portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country.
The Fund may use derivative instruments, such as structured notes, warrants, currency forwards, futures contracts, options and swap agreements, to gain or hedge exposure to global resources, global resource companies and other assets. The Fund may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. The Fund may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the EU and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers.
Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, disease, acts of terrorism, natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.
Commodities and Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.
Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.
Emerging Market Securities. Emerging market securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to evaluate and trade. Companies in emerging market countries generally may be subject to less stringent financial reporting, regulatory, disclosure, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited.
ESG Investing Risk. The Adviser’s consideration of ESG risks and opportunities in the Fund’s investment process could result in the Fund performing differently compared to funds that do not take into account ESG considerations. The Adviser’s consideration of ESG risks and opportunities may result in the Fund investing in securities, industries, or sectors that underperform other securities, industries, or sectors, or underperform the market as a whole. The Fund is also subject to the risk that the companies identified by the Adviser do not operate as expected when addressing ESG issues. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG considerations.
Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.
Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Global Resources Sector Risk. The Fund concentrates its investments (i.e., invests 25% or more of its total assets) in the securities of global resource companies and instruments that derive their value from global resources. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the global resources sectors (such as the energy and metals sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.
Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also may bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Management. Investment decisions made by Van Eck Associates Corporation (the “Adviser”) in seeking to achieve the Fund’s investment objective may not produce the returns expected by the Adviser, may cause a decline in the value of the securities held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide.  An investment in the Fund may lose money.
Operational. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.
		Special Purpose Acquisition Companies. Equity securities include stock, rights, warrants, and other interests in Special Purpose Acquisition Companies (“SPACs”) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Since SPACs have no operating history or ongoing business other than seeking a transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable transaction. Additionally, the securities issued by a SPAC may become illiquid and/or may be subject to restrictions on resale, among other risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the S&P® North American Natural Resources Sector Index represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry and steel sub-industry. The MSCI AC World Daily TR Gross USD Index represents large- and mid-cap companies across developed and emerging market countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The annual returns in the bar chart are for the Fund's Initial Class shares. Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the VanEck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INITIAL CLASS: Annual Total Returns (%) as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+32.38%	2Q 2020
Worst Quarter:	-39.50%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Class S Prospectus | VanEck VIP Global Resources Fund | S&P® North American Natural Resources Sector Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P® North American Natural Resources Sector Index (reflects no deduction for expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	39.95%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Class S Prospectus | VanEck VIP Global Resources Fund | MSCI AC World Daily TR Gross USD Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI AC World Daily TR Gross USD Index (reflects no deduction for expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.04%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	12.44%
Class S Prospectus | VanEck VIP Global Resources Fund | Initial Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
Annual Return 2012	rr_AnnualReturn2012	3.39%
Annual Return 2013	rr_AnnualReturn2013	10.53%
Annual Return 2014	rr_AnnualReturn2014	(19.10%)
Annual Return 2015	rr_AnnualReturn2015	(33.45%)
Annual Return 2016	rr_AnnualReturn2016	43.71%
Annual Return 2017	rr_AnnualReturn2017	(1.70%)
Annual Return 2018	rr_AnnualReturn2018	(28.28%)
Annual Return 2019	rr_AnnualReturn2019	11.87%
Annual Return 2020	rr_AnnualReturn2020	19.11%
Annual Return 2021	rr_AnnualReturn2021	18.92%
Label	rr_AverageAnnualReturnLabel	Initial Class Shares (9/1/89)
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	(0.12%)
Class S Prospectus | VanEck VIP Global Resources Fund | Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
Label	rr_AverageAnnualReturnLabel	Class S Shares (5/1/06)
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	(0.37%)